Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Capital Managed

	December 31, 2024	December 31, 2023
	$	$
		(Note 6.c)
Current portion of long-term debt	175.0	124.0
Non-current portion of long-term debt	1,208.5	974.2
Long-term debt	1,383.5	1,098.2
Bank indebtedness	17.1	23.6
Less: cash and cash equivalents	(228.5)	(352.9)
Net debt	1,172.1	768.9
Shareholders’ equity	2,945.1	2,451.1
Total capital managed	4,117.2	3,220.0